SUBSEQUENT EVENTS - Schedule of amount offered for repurchase of debt (Detail) R$ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 12, 2025 BRL (R$)	Feb. 12, 2025 USD ($)	Mar. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Subsequent events
Added value of principal			R$ 1,152,469
Added value paid in the repurchase			1,152,469
Interest paid			52,384	R$ 377,269	R$ 236,948	R$ 211,611
Premium			(17,714)
Gain/Loss			R$ (17,714)
Debt Repurchase Member
Subsequent events
Added value of principal	R$ 3,462,660	$ 600,000
Debt Repurchase Member | Senior Notes Due 2029 [Member] | Cosan Luxembourg S A [member]
Subsequent events
Borrowings, interest rate			5.50%
Added value of principal			R$ 1,347,741
Added value paid in the repurchase			1,228,072
Interest paid			30,487
Premium			67,135
Gain/Loss			R$ 52,534
Debt Repurchase Member | Senior Notes Due 2030 [Member] | Cosan Luxembourg S A [member]
Subsequent events
Borrowings, interest rate			7.50%
Added value of principal			R$ 1,568,974
Added value paid in the repurchase			1,541,476
Interest paid			16,842
Premium			78,522
Gain/Loss			R$ (51,024)
Debt Repurchase Member | Senior Notes Due 2031 [Member] | Cosan Luxembourg S A [member]
Subsequent events
Borrowings, interest rate			7.25%
Added value of principal			R$ 1,594,064
Added value paid in the repurchase			1,544,299
Interest paid			16,798
Premium			79,604
Gain/Loss			R$ (29,839)